Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Intangible Assets
5.	Intangible Assets

Intangible assets as of September 30, 2021 and December 31, 2020 consisted of the following:

	Cost	Accumulated Amortization	Impairment	Net carrying value at September 30, 2021	Net carrying value at December 31, 2020
Customer relationship and lists	$4,720,863	$(93,014)	$-	$4,627,849	$-
Trade names	1,724,475	(32,767)	-	1,691,708	-
Total intangible assets	$6,445,338	$(125,781)	$-	$6,319,557	$-

During the nine months ended September 30, 2021 and 2020, the Company recorded amortization expense of $145,733 and $0, respectively.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2021	$107,417
2022	429,668
2023	429,668
2024	429,668
2025	429,668
Thereafter	4,493,468
Total	$6,319,557

Spectrum Global Solutions, Inc. [Member]
Intangible Assets [Line Items]
Intangible Assets
5.	Intangible Assets

Intangible assets as of December 31, 2020 and 2019 consisted of the following:

	Cost	Accumulated Amortization	Impairment	Net carrying value at December 31, 2020	Net carrying value at December 31, 2019
Customer relationship and lists	$136,000	$89,386	$-	$46,614	$78,162
Trade names	631,000	55,046	-	575,954	595,382
Total intangible assets	$767,000	$144,432	$-	$622,568	$673,544

During the years ended December 31, 2020 and 2019, the Company recorded amortization expense of $50,976.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2021	$50,976
2022	34,494
2023	19,428
2024	19,428
2025	19,428
Thereafter	478,814
Total	$622,568